Taxes on Income (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Taxes on Income (Details) [Line Items]
Income tax rate percentage			23.00%	23.00%	23.00%
Description of tax benefits		the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years) 2016, which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the 2017 Amendment”) was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations the 2017 Amendment became fully effective. According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A-a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. A PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 200 million after January 1, 2017, will be eligible for 12% reduce tax rate on capital gain upon sale of the Benefited Intangible Assets.
Benefit regime for preferred technology enterprises, description						The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special Preferred Technology Enterprise (“SPTE”) (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the Company’s geographic location within Israel. In addition, a SPTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain “Benefited Intangible Assets” to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017.
Corporate tax rates, percentage			6.00%
Tax-exempt income, description			The tax-exempt income is attributable to the Company’s previous status as “Approved Enterprise” and “Benefited Enterprise”. Such tax-exempt income cannot be distributed to shareholders without subjecting the Company to payable income taxes. If dividends are distributed from previous tax-exempt profits, the Company will be liable for income tax at the rate applicable to its profits from the Approved Enterprise in at the tax rate enacted in the year in which the income was earned. According to the Temporary Order, the reduction of CIT will apply to earnings that are released (with no requirement for an actual distribution) within a period of one year from the date of enactment of the Temporary Order. The reduction in the CIT is dependent on the proportion of the trapped earnings that are released in relation to the total trapped earnings, and on the applicable CIT rate in the years the earnings were generated. Consequently, the larger the proportion of the trapped earnings that are released, the lower the tax in respect of the distribution. The minimum tax rate is 6%.
Foreign investment percentage, description			According to the Temporary Order, the reduction of CIT will apply to earnings that are released (with no requirement for an actual distribution) within a period of one year from the date of enactment of the Temporary Order. The reduction in the CIT is dependent on the proportion of the trapped earnings that are released in relation to the total trapped earnings, and on the applicable CIT rate in the years the earnings were generated. Consequently, the larger the proportion of the trapped earnings that are released, the lower the tax in respect of the distribution. The minimum tax rate is 6%. Further, a company that elects to pay a reduced CIT is required to invest in its industrial enterprise a designated amount in accordance with the Economic Efficiency Law within a period of five years commencing from the tax year in which the election is made. The designated investment should be utilized for the acquisition of production assets, and/or investments in research and development and/or compensation to additional new employees.
Minimum tax rate, percentage			6.00%
Deferred tax liability, description			According to ASC 740, a deferred tax liability would generally be recorded relating to corporate taxes that would be owed on the distribution of profits if management has currently the intention to declare dividends of its tax-exempt earnings.
Accumulated tax-exempt earnings, description				In 2021, the Company decided to apply and benefit from the Temporary Order and pay the reduced CIT as per the provisions of the Economic Efficiency Law in respect of its total accumulated tax-exempt earnings amounting to NIS 109 million (approximately $35.3 million), and accordingly recognized deferred tax liability of $3,531.
Accumulated earnings				$ 35,300
Deferred tax liability				3,531
Undistributed earnings of foreign subsidiaries			$ 61,275
Permanent in duration			6,078
Loss carryforwards			32,592
Unrecognized tax benefits			1,145	1,180
Release the trapped earnings			3,531
Accrued interest of unrecognized tax benefits			$ 1,253	$ 1,143
Maximum [Member]
Taxes on Income (Details) [Line Items]
Income tax rate percentage	35.00%
Minimum [Member]
Taxes on Income (Details) [Line Items]
Income tax rate percentage	21.00%
Isreal [Member]
Taxes on Income (Details) [Line Items]
Tax rate percentage			12.00%